Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 48,601		$ 93,992
Buildings and constructions	993,251		1,451,860
Transfer devices	69,466		118,563
Operating machinery and equipment	1,578,227		2,480,728
Transportation equipment and vehicles	555,529		903,342
Tools, furniture, fixtures and other	45,971		53,355
Operating property, plant and equipment, Gross	3,291,045		5,101,840
Less: accumulated depreciation	(1,333,406)		(2,012,800)
Operating property, plant and equipment, net	1,957,639		3,089,040
Mining plant and equipment	220,106		365,315
Less: accumulated depletion	(46,234)		(73,435)
Mining plant and equipment, net	173,872		291,880
Construction-in-progress	1,812,916		3,345,196
Property, plant and equipment, net	$ 3,944,427	[1]	$ 6,726,116	[1]

[1]	See Note 11